Government Obligations Tax-Managed Fund

Institutional Shares
Institutional Service Shares

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)

Supplement to current Statements of Additional Information



   1. Please replace the section entitled "CUSTODIAN" with the following:

        CUSTODIAN

        State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds except
        Government Tax-Managed Fund. Foreign instruments purchased by the Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund are held by foreign banks participating in a network coordinated by State Street Bank.

        The Bank of New York, New York, New York is custodian for the securities and cash of the Government Tax-Managed Fund. Foreign instruments purchased by the Government Tax-Managed Fund are held by foreign banks participating in a network coordinated by The Bank of New York.



   2. Under the section entitled "Addresses" please replace the address entitled "CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT" with the following:



           CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

           State Street Bank and Trust Company

           P.O. Box 8600

           Boston, MA 02266-8600

           CUSTODIAN (GOVERNMENT TAX-MANAGED FUND ONLY)

           The Bank of New York

           One Wall Street

           New York, NY 10286

   3. In the section entitled "Appendix", please replace "CUSTODIAN" with the following:

           CUSTODIANS

           State Street Bank and Trust Company

           The Bank of New York



                                                           November 13, 2007



   Federated Securities Corp., Distributor

   Cusip 60934N856
   Cusip 60934N849

   37609 (11/07)

Government Obligations Tax-Managed Fund

Institutional Shares

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
Supplement to current Statement of Additional Information


   1. Please replace the section entitled "CUSTODIAN" with the following:

         CUSTODIAN

         The Bank of New York, New York, New York is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by The Bank of New York.



   2. Under the section entitled "Addresses" please replace the address entitled "CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT" with the following:



            CUSTODIAN

            The Bank of New York

            One Wall Street

            New York, NY 10286

            TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

            State Street Bank and Trust Company

            P.O. Box 8600

            Boston, MA 02266-8600



   3. In the section entitled "Appendix", please replace "CUSTODIAN" with the following:

            CUSTODIAN

            The Bank of New York

                                                       November 13, 2007


   Federated Securities Corp., Distributor

   Cusip 60934N856

   37608 (11/07)

Automated Government Cash Reserves

U.S. Treasury Cash Reserves
Institutional Shares
Institutional Service Shares

(PORTFOLIOS OF MONEY MARKET OBLIGATIONS TRUST)
Supplement to current Statements of Additional Information

   1. Please replace the section entitled "CUSTODIAN" with the following:

   CUSTODIAN

   The Bank of New York, New York, New York is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by The Bank of New York.



   2. Under the section entitled "Addresses" please replace the address entitled "CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT" with the following:



           CUSTODIAN

           The Bank of New York

           One Wall Street

           New York, NY 10286

           TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

           State Street Bank and Trust Company

           P.O. Box 8600

           Boston, MA 02266-8600



   3. Under the section entitled "Appendix", please replace "CUSTODIAN" with the following:

           CUSTODIAN

           The Bank of New York



                                                           November 13, 2007






   Federated Securities Corp., Distributor

   Cusip 60934N716
   Cusip 60934N674
   Cusip 60934N682


   37612 (11/07)